Revenue - Summary of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue [Abstract]
Revenue	$ 68,613	$ 59,061	$ 112,497